General Information (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Aguas C C U Nestle Chile S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Aguas CCU-Nestlé Chile S.A.
Tax ID	76,007,212-5
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	50.0917%	50.0917%
Aguas C C U Nestle Chile S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Aguas C C U Nestle Chile S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.0917%
Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecera Guayacán SpA
Tax ID	76,035,409-0
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect		30.0005%
Cervecera Guayacan Spa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cervecera Guayacan Spa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
C R E C C U S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CRECCU S.A.
Tax ID	76,041,227-9
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
C R E C C U S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9602%
C R E C C U S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.0398%
Cerveceria Belga De La Patagonia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecería Belga de la Patagonia SpA.
Tax ID	76,077,848-6
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect		25.5034%
Cerveceria Belga De La Patagonia S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cerveceria Belga De La Patagonia S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cerveza Dolbek Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cerveza Dolbek SpA.
Tax ID	76,648,057-8
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	35.0013%
Cerveza Dolbek Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cerveza Dolbek Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	35.0013%
Inversiones Invex C C U Dos Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Inversiones Invex CCU Dos Ltda.
Tax ID	76,126,311-0
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	100.00%	100.00%
Inversiones Invex C C U Dos Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.8516%
Inversiones Invex C C U Dos Ltda [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.1484%
Bebidas Ccupepsico Spa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas CCU-PepsiCo SpA.
Tax ID	76,337,371-1
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	49.9888%	49.9888%
Bebidas Ccupepsico Spa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidas Ccupepsico Spa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9888%
C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CCU Inversiones II SpA.
Tax ID	76,349,531-0
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	100.00%	100.00%
C C U Inversiones I I Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9614%
C C U Inversiones I I Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.0386%
Bebidas Carozzi C C U Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas Carozzi CCU SpA.
Tax ID	76,497,609-6
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	49.9917%	49.9917%
Bebidas Carozzi C C U Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidas Carozzi C C U Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
Bebidas Ecusa Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas Ecusa SpA.
Tax ID	76,517,798-7
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9835%	99.9835%
Bebidas Ecusa Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidas Ecusa Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9835%
Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Inversiones Invex CCU Ltda.
Tax ID	76,572,360-4
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	99.9937%	99.9925%
Inversiones Invex C C U Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	71.6364%
Inversiones Invex C C U Ltda [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	28.3573%
Promarca Internacional Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca Internacional SpA.
Tax ID	76,574,762-7
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	49.9917%	49.9917%
Promarca Internacional Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
Promarca Internacional Sp A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca Internacional SpA.
Tax ID	76,574,762-7
Country of origin	Chile
Functional currency	US Dollar
Promarca Internacional Sp A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CCU Inversiones S.A.
Tax ID	76,593,550-4
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9776%	99.9776%
C C U Inversiones S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.9534%
C C U Inversiones I I Sp A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CCU Inversiones II SpA.
Tax ID	76,349,531-0
Country of origin	Chile
Functional currency	US Dollar
C C U Inversiones I I Sp A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.0242%
Cerveza Guayacan Sp A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cerveza Guayacán SpA.
Tax ID	76,643,998-5
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	40.0006%
Cerveza Guayacan Sp A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cerveza Guayacan Sp A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	40.0006%
Inversiones Internacionales Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Inversiones Internacionales SpA.
Tax ID	76,688,727-9
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	80.00%	80.00%
Inversiones Internacionales Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Inversiones Internacionales Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	80.00%
Promarca S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca S.A.
Tax ID	76,736,010-K
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	49.9917%
Promarca S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Promarca S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca S.A.
Tax ID	76,736,010-K
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect		49.9917%
Promarca S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	D&D SpA.
Tax ID	76,920,876-3
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	40.8106%	40.8106%
D And D Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
D And D Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	40.8106%
La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	La Barra S.A.
Tax ID	77,148,606-1
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
La Barra S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.00%
La Barra S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	1.00%
Mahina Spa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Mahina SpA.
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	25.0458%	25.0458%
Mahina Spa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Mahina Spa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	25.0458%
Mahina Sp A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Mahina SpA.
Tax ID	77,248,551-4
Country of origin	Chile
Functional currency	Chilean Pesos
Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Volcanes del Sur S.A.
Tax ID	77,622,887-7
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	74.9503%	74.9503%
Volcanes Del Sur S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Volcanes Del Sur S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	74.9503%
Cir C C Ular Sp A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CirCCUlar SpA.
Tax ID	77,847,898-3
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect		99.9773%
Cir C C Ular Sp A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cir C C Ular Sp A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9773%
Cir C C Ular Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CirCCUlar SpA.
Tax ID	77,847,898-3
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9773%
Transportes C C U Ltda. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Transportes CCU Ltda.
Tax ID	79,862,750-3
Country of origin	Chile
Functional currency	Chilean Pesos
Transportes C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
Transportes C C U Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	98.00%
Transportes C C U Ltda [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	2.00%
Fabrica De Envases Plasticos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Fábrica de Envases Plásticos S.A.
Tax ID	86,150,200-7
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9991%	99.9991%
Fabrica De Envases Plasticos S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	95.8904%
Fabrica De Envases Plasticos S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	4.1087%
Millahue S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Millahue S.A.
Tax ID	91,022,000-4
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9773%	99.9773%
Millahue S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9773%
Millahue S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Viña San Pedro Tarapacá S.A.
Tax ID	91,041,000-8
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	85.1506%	85.1506%
Vina San Pedro Tarapaca S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Vina San Pedro Tarapaca S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
Manantial S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Manantial S.A.
Tax ID	96,711,590-8
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	50.552%	50.552%
Manantial S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Manantial S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.552%
Vina Altair Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Viña Altaïr SpA.
Tax ID	96,969,180-9
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	85.1506%	85.1506%
Vina Altair Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Vina Altair Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecería Kunstmann S.A.
Tax ID	96,981,310-6
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	50.0007%	50.0007%
Cerveceria Kunstmann S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.0007%
Cerveceria Kunstmann S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecera CCU Chile Ltda.
Tax ID	96,989,120-4
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	100.00%
Cervecera C C U Chile Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.8064%
Cervecera C C U Chile Ltda [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.1936%
Cervecera C C U Chile Ltda. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecera CCU Chile Ltda.
Tax ID	96,989,120-4
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect		100.00%
Embotelladoras Chilenas Unidas S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Embotelladoras Chilenas Unidas S.A.
Tax ID	99,501,760-1
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9835%	99.9835%
Embotelladoras Chilenas Unidas S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	98.80%
Embotelladoras Chilenas Unidas S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	1.1835%
Comercial C C U S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Comercial CCU S.A.
Tax ID	99,554,560-8
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9888%	99.9888%
Comercial C C U S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.00%
Comercial C C U S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9888%
Compania Pisquerade Chile S. A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Compañía Pisquera de Chile S.A.
Tax ID	99,586,280-8
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	80.00%	80.00%
Compania Pisquerade Chile S. A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	46.00%
Compania Pisquerade Chile S. A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	34.00%
Aguasde Origen S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Aguas de Origen S.A.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	50.0974%	50.097%
Aguasde Origen S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Aguasde Origen S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.0974%
Compania Cervecerias Unidas Argentina S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cía. Cervecerías Unidas Argentina S.A.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	99.9949%	99.994%
Compania Cervecerias Unidas Argentina S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Compania Cervecerias Unidas Argentina S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9949%
Compania Industrial Cervecera S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	99.996%	99.9953%
Compania Industrial Cervecera S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Compania Industrial Cervecera S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.996%
Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Finca La Celia S.A.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	85.1506%	85.1506%
Finca La Celia S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Finca La Celia S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
Los Huemules S. R. L. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Los Huemules S.R.L.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	74.9984%	74.9981%
Los Huemules S. R. L. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	74.9984%
Bebidas Bolivianas B B O S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas Bolivianas BBO S.A.
Tax ID	0-E
Country of origin	Bolivia
Functional currency	Bolivians
Share percentage direct and indirect	51.00%	51.00%
Bebidas Bolivianas B B O S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	51.00%
V S P T Winegroup Shanghai Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	VSPT Winegroup (Shanghai) Limited
Tax ID	0-E
Country of origin	China
Functional currency	Yuan
Share percentage direct and indirect	85.1506%	85.1506%
V S P T Winegroup Shanghai Limited [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
V S P T Winegroup Shanghai Limited [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
International Spirits Investments U S A L L C [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	International Spirits Investments USA LLC
Tax ID	0-E
Country of origin	United States
Functional currency	US Dollar
Share percentage direct and indirect	80.00%	80.00%
International Spirits Investments U S A L L C [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
International Spirits Investments U S A L L C [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	80.00%
V S P T U S L L C [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	VSPT US LLC
Tax ID	0-E
Country of origin	United States
Functional currency	US Dollar
Share percentage direct and indirect	85.1506%	85.1506%
V S P T U S L L C [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
V S P T U S L L C [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
V S P T U K Ltd [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	VSPT UK Ltd.
Tax ID	0-E
Country of origin	United Kingdom
Functional currency	Sterling Pound
Share percentage direct and indirect	85.1506%	85.1506%
V S P T U K Ltd [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
V S P T U K Ltd [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
A V S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	AV S.A.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	51.0166%	51.0166%
A V S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
A V S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	51.0166%
Bebidasdel Paraguay S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas del Paraguay S.A.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	57.2157%	57.2157%
Bebidasdel Paraguay S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidasdel Paraguay S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	57.2157%
Distribuidoradel Paraguay S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Distribuidora del Paraguay S.A.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	51.0024%	51.0024%
Distribuidoradel Paraguay S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Distribuidoradel Paraguay S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	51.0024%
Promarca Internacional Paraguay S. R. L. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca Internacional Paraguay S.R.L.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	49.9917%	49.9917%
Promarca Internacional Paraguay S. R. L. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Promarca Internacional Paraguay S. R. L. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
Sajonia Brewing Company S. R. L.s [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Sajonia Brewing Company S.R.L.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	57.1536%	57.1536%
Sajonia Brewing Company S. R. L.s [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Sajonia Brewing Company S. R. L.s [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	57.1536%
Andrimar S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Andrimar S.A.
Tax ID	0-E
Country of origin	Uruguay
Functional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Andrimar S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Andrimar S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%
Marzurel S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Marzurel S.A.
Tax ID	0-E
Country of origin	Uruguay
Functional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Marzurel S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Marzurel S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%
Milotur S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Milotur S.A.
Tax ID	0-E
Country of origin	Uruguay
Functional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Milotur S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Milotur S. A. [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%